Stock options - Disclosure of incentive stock options granted under plan (Details)	9 Months Ended		12 Months Ended
	Dec. 31, 2023 Share $ / shares	Dec. 31, 2022 Share	Mar. 31, 2023 Share $ / shares	Dec. 31, 2023 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance	2,216,417
Granted	0
Exercised	(71,429)	(3,322)
Forfeited or Expired	(183,897)
Ending balance	1,961,091		2,216,417
Total exercisable	1,412,103		1,265,128	1,412,103
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 10.72
Weighted Average Exercise Price, Granted | $ / shares	0
Weighted Average Exercise Price, Exercised | $ / shares	3.27
Weighted Average Exercise Price, Forfeited or Expired | $ / shares	5.73
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 11.46		$ 10.72
Weighted Average Remaining Life	2 years 9 months 18 days		3 years 4 months 24 days
May 4, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 3.5
Beginning balance	57,144
Granted	0
Exercised	(42,858)
Forfeited or Expired	(14,286)
Ending balance	0		57,144
November 30, 2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 3.01
Beginning balance	50,000
Granted	0
Exercised	(15,000)
Forfeited or Expired	(35,000)
Ending balance	0		50,000
February 12, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 3.5
Beginning balance	71,787
Granted	0
Exercised	(357)
Forfeited or Expired	0
Ending balance	71,430		71,787
January 30, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 2.59
Beginning balance	254,640
Granted	0
Exercised	(10,714)
Forfeited or Expired	(5,714)
Ending balance	238,212		254,640
February 11, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 8.32
Beginning balance	50,000
Granted	0
Exercised	0
Forfeited or Expired	0
Ending balance	50,000		50,000
July 3, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 4.9
Beginning balance	16,071
Granted	0
Exercised	0
Forfeited or Expired	(1,072)
Ending balance	14,999		16,071
November 19, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares				$ 20
Beginning balance	300,000
Granted	0
Exercised	0
Forfeited or Expired	0
Ending balance	300,000		300,000
December 4, 2025 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares				20
Beginning balance	20,000
Granted	0
Exercised	0
Forfeited or Expired	0
Ending balance	20,000		20,000
May 18, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 19.62
Beginning balance	73,275
Granted	0
Exercised	0
Forfeited or Expired	(8,825)
Ending balance	64,450		73,275
December 10, 2026 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 16.45
Beginning balance	553,500
Granted	0
Exercised	0
Forfeited or Expired	(26,500)
Ending balance	527,000		553,500
July 4, 2027 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 4.25
Beginning balance	15,000
Granted	0
Exercised	0
Forfeited or Expired	0
Ending balance	15,000		15,000
November 2, 2027 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares				$ 2.46
Beginning balance	10,000
Granted	0
Exercised	0
Forfeited or Expired	0
Ending balance	10,000		10,000
February 14, 2028 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 3.8
Beginning balance	645,000
Granted	0
Exercised	(2,500)
Forfeited or Expired	(5,000)
Ending balance	637,500		645,000
March 28, 2028 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise Price | $ / shares	$ 2.85
Beginning balance	100,000
Granted	0
Exercised	0
Forfeited or Expired	(87,500)
Ending balance	12,500		100,000